Shareholders' Capital (Details) - CAD CAD in Thousands		12 Months Ended
	Dec. 12, 2016	Dec. 31, 2017	Dec. 31, 2016
Changes in equity [abstract]
Beginning balance		CAD 1,978,961	CAD 2,414,474
Transfer from contributed surplus on vesting and conversion of share awards		15,509	13,882
Issued for cash			115,014
Issuance costs, net of tax			(3,706)
Ending balance		CAD 1,914,885	CAD 1,978,961
Shareholders’ capital
Number of Common Shares (000s)
Beginning balance (in shares)		233,449,000	210,583,000
Transfer from contributed surplus on vesting and conversion of share awards (in shares)		2,002,000	958,000
Issued for cash (in shares)	21,907,500		21,908,000
Ending balance (in shares)		235,451,000	233,449,000
Changes in equity [abstract]
Beginning balance		CAD 4,422,661	CAD 4,296,831
Transfer from contributed surplus on vesting and conversion of share awards		20,915	14,522
Issued for cash	CAD 115,000		115,014
Issuance costs, net of tax	CAD (3,700)	0	(3,706)
Ending balance		CAD 4,443,576	CAD 4,422,661